ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Balance at the beginning of year	1,503,621	1,323,490	304,796
Additions	1,576,739	1,137,574	1,576,739
Write-offs	(558,045)	(957,443)	(558,045)
Balance at the end of year	2,254,797	1,503,621	1,323,490